Related Party Transactions and Balances (Tables)	6 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
Revenues (Expenses) from Related Party Transactions
Such related party transactions were as follows for the periods indicated:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015 $	2014 $	2015 $	2014 $
Revenues (1)	17,490	16,427	34,819	33,757
Vessel operating expenses (2)	(10,412)	(10,182)	(19,850)	(19,830)
General and administrative (3)(4)	(8,235)	(10,252)	(16,062)	(18,540)
Interest expense (5)	(112)	(112)	(223)	(223)

(1)

Includes revenue from time-charter-out or bareboat contracts with subsidiaries or affiliates of Teekay Corporation, including management fees from ship management services provided by the Partnership to a subsidiary of Teekay Corporation.

(2)	Includes ship management and crew training services provided by Teekay Corporation.
(3)

Includes commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our general partner for costs incurred on the Partnership’s behalf.

(4)	Includes a $1.6 million business development fee paid to Teekay Corporation in connection with the acquisition of ALP during the three and six months ended June 30, 2014.
(5)	Includes a guarantee fee related to the final bullet payment of the Piranema Spirit FPSO debt facility guaranteed by Teekay Corporation and interest expense incurred on due to affiliates balances.